UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6294

Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Select Quality Municipal Fund, Inc. (NVC)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.2% (5.0% of Total Investments)
$ 820	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 793,760
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,630	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	8/12 at 100.00	Baa1	3,443,926
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
16,515	5.750%, 6/01/47	6/17 at 100.00	BB–	13,241,727
2,180	5.125%, 6/01/47	6/17 at 100.00	BB–	1,576,990
10,220	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	7,644,867
	Bonds, Series 2007A-2, 0.000%, 6/01/37
33,365	Total Consumer Staples			26,701,270
	Education and Civic Organizations – 6.4% (4.4% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	297,537
	2005A, 5.000%, 10/01/35
2,165	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A3	2,621,166
	Series 2011, 6.125%, 10/01/36
535	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	824,151
	Tender Option Bond Trust 09-11B, 17.969%, 10/01/38 (IF) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	214,954
270	5.000%, 11/01/25	11/15 at 100.00	A2	285,722
1,500	5.000%, 11/01/30	11/15 at 100.00	A2	1,565,670
1,595	California Infrastructure and Economic Development Bank, Revenue Bonds, Claremont University	10/12 at 100.00	Aa3	1,615,480
	Consortium, Series 2003, 5.125%, 10/01/24
1,740	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,874,189
	Institute, Series 2005A, 5.000%, 7/01/24
4,787	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	5,541,527
	Tender Option Bond Trust 1065, 9.071%, 3/01/33 (IF)
1,385	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	1,535,342
	NPFG Insured
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	1,406,002
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
770	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	825,979
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
5,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	5,185,950
	5/15/33 – AMBAC Insured
21,537	Total Education and Civic Organizations			23,793,669
	Health Care – 29.2% (20.2% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	8/12 at 100.00	A–	1,754,690
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
1,455	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	1,542,606
	San Diego, Series 2011, 5.250%, 8/15/41
10,145	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	10,688,569
	5.250%, 11/15/46 (UB)
4,200	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	4,326,294
	West, Series 2005A, 5.000%, 3/01/35
1,621	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	2,148,344
	System, Trust 2554, 18.352%, 7/01/47 – AGM Insured (IF)
4,565	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	5,543,006
	Option Bond Trust 3102, 18.135%, 11/15/46 (IF)
12,125	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	14,360,365
	2011A, 6.000%, 8/15/42
3,475	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	3,509,542
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB	1,567,560
10,000	5.000%, 7/01/39	7/15 at 100.00	BBB	10,046,300
5,190	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	5,755,814
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,500,392
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,007,400
	2005A, 5.000%, 12/01/23
3,100	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,551,267
	2008A, 8.250%, 12/01/38
	Madera County, California, Certificates of Participation, Children’s Hospital Central
	California, Series 2010:
1,195	5.500%, 3/15/36	3/15 at 100.00	A+	1,225,114
3,410	5.375%, 3/15/36	3/20 at 100.00	A+	3,589,093
6,200	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	9/12 at 100.00	A3	6,208,308
	Series 1995, 5.750%, 3/15/28 – NPFG Insured
1,770	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	2,143,346
	6.000%, 12/01/40
5,885	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	6,487,624
	6.750%, 11/01/39
5,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	6,110,706
	6.000%, 11/01/41
9,655	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	9,725,675
	Center, Series 2007A, 5.000%, 7/01/38
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,217,649
	7.500%, 12/01/41
1,500	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	1,727,145
	2011, 6.500%, 1/01/41
100,446	Total Health Care			108,736,809
	Housing/Multifamily – 2.8% (1.9% of Total Investments)
2,090	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,274,213
	Series 2010A, 6.400%, 8/15/45
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects
	Series 2012A:
275	5.125%, 8/15/32	8/22 at 100.00	BBB	284,369
525	5.500%, 8/15/47	8/22 at 100.00	BBB	541,926
1,500	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	1,537,230
	Series 2012B, 7.250%, 8/15/47
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,012,690
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
4,625	Montclair Redevelopment Agency, California, Revenue Bonds, Monterey Manor Mobile Home Estates	6/12 at 101.00	N/R	4,653,675
	Project, Series 2000, 6.400%, 12/15/30
10,015	Total Housing/Multifamily			10,304,103
	Housing/Single Family – 0.5% (0.4% of Total Investments)
1,590	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	BBB	1,587,043
	5.050%, 2/01/29 (Alternative Minimum Tax)
365	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	380,301
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
1,955	Total Housing/Single Family			1,967,344
	Industrials – 1.3% (0.8% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	4,596,626
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative
	Minimum Tax)
	Tax Obligation/General – 33.0% (22.8% of Total Investments)
4,010	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	No Opt. Call	A1	4,218,119
	California State, General Obligation Bonds, Various Purpose Series 2009:
15,000	6.000%, 11/01/39	11/19 at 100.00	A1	17,693,250
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	3,942,715
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	A1	2,412,820
7,605	5.250%, 11/01/40	11/20 at 100.00	A1	8,494,329
	California State, General Obligation Bonds, Various Purpose Series 2011:
13,000	5.000%, 9/01/41	9/21 at 100.00	A1	13,970,060
12,000	5.000%, 10/01/41	10/21 at 100.00	A1	12,902,160
	California State, General Obligation Bonds, Various Purpose Series 2012:
3,000	5.250%, 2/01/28	No Opt. Call	A1	3,487,410
2,215	5.250%, 2/01/29	No Opt. Call	A1	2,556,996
6,500	California State, Various Purpose General Obligation Refunding Bonds, Series 2012,	4/22 at 100.00	A1	7,004,660
	5.000%, 4/01/42
250	California, Various Purpose General Obligation Bonds, Series 2000, 5.625%, 5/01/22 –	8/12 at 100.00	Aaa	250,918
	FGIC Insured
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	4,056,360
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
2,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	1,940,760
	2006C, 0.000%, 8/01/31 – AGM Insured
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AA–	1,115,181
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 – AGM Insured
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
1,470	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,579,118
1,040	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,117,199
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	4,314,080
	5.000%, 5/01/30 – FGIC Insured
3,915	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2,	7/15 at 100.00	Aa2	4,344,476
	5.000%, 7/01/24 – NPFG Insured
6,000	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	3,140,160
	2003B, 0.000%, 8/01/27 – FGIC Insured
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	Baa1	5,640,450
	NPFG Insured
585	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA+	640,745
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,245	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	3,712,864
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
16,150	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA–	5,829,827
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	8,312,710
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
138,225	Total Tax Obligation/General			122,677,367
	Tax Obligation/Limited – 30.2% (20.9% of Total Investments)
3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	N/R	3,275,674
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,
	Coalinga State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A2	4,312,440
2,000	5.500%, 6/01/23	6/14 at 100.00	A2	2,143,500
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	2,299,200
	2009G-1, 5.750%, 10/01/30
4,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	5,828,841
	2009-I, 6.375%, 11/01/34
730	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	749,309
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,360	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01,	9/12 at 100.00	N/R	1,361,428
	Series 2005A, 5.150%, 9/02/29
1,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	1,000,680
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
1,500	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	8/13 at 100.00	BBB	1,503,600
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community	9/15 at 100.00	AA–	3,098,250
	Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,115	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/13 at 102.00	A–	1,126,730
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003,
	5.000%, 9/01/33 – NPFG Insured
1,530	Fontana Redevelopment Agancy, California, Jurupa Hills Redevelopment Project, Tax Allocation	11/15 at 100.00	A–	1,535,477
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,355	13.361%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,438,631
1,940	13.361%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	2,068,428
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,828,161
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,505,715
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	A3	441,347
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
1,345	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,351,335
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	338,864
760	5.125%, 9/01/36	9/16 at 100.00	N/R	768,170
3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/12 at 101.00	A+	3,066,120
	Area 1, Series 2001, 5.000%, 9/01/21 – AMBAC Insured
4,315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	4,389,045
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
8,175	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police	1/17 at 100.00	A+	8,486,386
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,895	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks	9/14 at 100.00	N/R	1,931,498
	Improvement Area A, Series 2004A, 5.900%, 9/01/27
735	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	863,757
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
275	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	313,990
	Project, Series 2011, 6.750%, 9/01/40
2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A–	2,653,375
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	10/12 at 100.00	A2	3,608,317
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
695	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/12 at 100.50	AA–	704,501
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,012,530
	Ranch, Series 2004A, 5.500%, 8/15/24
5,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	5,248,200
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,120	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,214,528
	Construction Project, Series 2006, 5.000%, 9/01/23 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
225	6.000%, 9/01/33	9/12 at 103.00	N/R	232,139
530	6.125%, 9/01/41	9/12 at 103.00	N/R	546,679
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/12 at 101.00	N/R	2,028,780
4,930	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	5,333,274
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	4,963,525
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
890	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	967,733
	2011A, 5.750%, 9/01/30
635	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	636,930
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
160	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	177,586
	Area, Series 2011B, 6.500%, 10/01/25
65	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	8/12 at 100.00	N/R	65,367
	Series 1991A, 8.000%, 2/01/18
820	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	834,809
	8/01/25 – AMBAC Insured
1,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,281,097
	Series 2012A, 5.000%, 4/01/42 (WI/DD, Settling 6/14/12)
130	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	149,471
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
130	7.000%, 8/01/33	2/21 at 100.00	BBB	148,881
165	7.000%, 8/01/41	2/21 at 100.00	BBB	186,724
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/12 at 100.00	AA	2,207,590
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	907,244
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,250	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/13 at 100.00	BBB	1,230,175
	Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured
1,215	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,238,170
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
2,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	A+	3,309,735
	Area, Series 2011A, 6.750%, 9/01/28
4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	A	4,792,194
	Series 2003, 5.000%, 6/01/17 – NPFG Insured
220	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	239,450
	7.000%, 10/01/26
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	BBB	6,804,254
	Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured
2,175	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,277,225
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
385	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	429,136
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
111,550	Total Tax Obligation/Limited			112,456,195
	Transportation – 5.7% (3.9% of Total Investments)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,455,575
	2006F, 5.000%, 4/01/31 (UB)
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/12 at 100.00	BBB	7,947,665
	1995A, 5.000%, 1/01/35 – NPFG Insured
10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,708,845
	Bonds, Series 1999, 5.875%, 1/15/29
21,010	Total Transportation			21,112,085
	U.S. Guaranteed – 8.5% (5.9% of Total Investments) (5)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	8/12 at 100.00	Aaa	3,422,730
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
990	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/22 (Pre-refunded	8/13 at 100.00	A1 (5)	1,047,727
	8/01/13) – AGM Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,192,900
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AA– (5)	4,280,400
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 (Pre-refunded 11/01/13) – AGM Insured
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,710	5.000%, 8/01/25 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	3,039,644
3,875	5.000%, 8/01/26 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	4,346,355
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	4,159,013
	5.000%, 10/01/29 (Pre-refunded 10/01/14) – NPFG Insured
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AA+ (5)	2,856,120
	6.000%, 8/01/26 – AGC Insured (ETM)
1,365	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (5)	1,676,657
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
3,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AA– (5)	3,637,117
	2003-1A, 5.000%, 7/01/20 (Pre-refunded 7/01/13) – AMBAC Insured
28,150	Total U.S. Guaranteed			31,658,663
	Utilities – 9.1% (6.3% of Total Investments)
2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating	10/12 at 100.00	AA–	2,030,200
	System, Series 2002B, 5.250%, 10/01/18 – AGM Insured
1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	1,924,102
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	Aa3	11,761,430
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)
1,855	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,038,812
	2007A, 5.500%, 11/15/37
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	5,469,050
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AA	1,091,707
	2/01/22 – AMBAC Insured
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
4,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	4,063,200
1,260	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,263,074
2,800	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,804,732
1,305	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,494,630
	Bonds, Series 2010-1, 5.000%, 7/01/28
31,405	Total Utilities			33,940,937
	Water and Sewer – 10.9% (7.5% of Total Investments)
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 –	6/14 at 100.00	AA+	1,276,909
	AMBAC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	929,498
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	1,312,313
	AMBAC Insured
4,685	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	5,395,059
	5.250%, 7/01/39
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A–	5,070,720
	5.500%, 1/01/38
1,510	Orange County Sanitation District, California, Certificates of Participation, Series 2007,	2/19 at 100.00	AAA	2,212,724
	Trust 3020, 17.332%, 2/01/35 (IF)
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AA	3,287,221
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
11,320	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	13,732,293
	Series 2010A, 5.250%, 5/15/25
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 – NPFG Insured	4/13 at 100.00	AA–	2,196,270
2,960	5.250%, 10/01/20 – NPFG Insured	4/13 at 100.00	AA–	3,066,500
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA–	2,172,520
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
35,150	Total Water and Sewer			40,652,027
$ 536,863	Total Investments (cost $491,895,108) – 144.8%			538,597,095
	Floating Rate Obligations – (3.7)%			(13,810,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.7)% (6)			(158,900,000)
	Other Assets Less Liabilities – 1.6%			6,062,742
	Net Assets Applicable to Common Shares – 100%			$ 371,949,837

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$538,597,095	$—	$538,597,095

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected a s financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $477,876,924.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$49,955,116
Depreciation	(3,046,873)
Net unrealized appreciation (depreciation) of investments	$46,908,243

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012